CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (1,047,109)	$ (57,111)	$ 41,029
Other comprehensive income (loss):
Realized gains on marketable securities reclassified to gain on sale of marketable securities, net of a benefit from income taxes of $2,757 in 2013	0	0	(5,120)
Unrealized gains on marketable securities, net of a provision for income taxes of $377 in 2013	0	0	702
Other comprehensive loss	0	0	(4,418)
Total comprehensive income (loss)	$ (1,047,109)	$ (57,111)	$ 36,611